CONSOLIDATED CARVE-OUT STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands		Issued capital [member]	Net Income Loss [Member]	Retained earnings [member]	Net Parent Investment [Member]	Other Reserve [Member]	Shares Premium [Member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2019		€ 60		€ (17,696)	€ (13,634)			€ (160)	€ (31,430)	€ 97	€ (31,333)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year			(16,274)						(16,274)	(5)	(16,279)
Other comprehensive income/(loss) for the year								1,109	1,109		1,109
Total comprehensive income/ (loss) for the year			(16,274)					1,109	(15,165)	(5)	(15,170)
Appropriation of result			16,274	(16,274)
Change in net Parent investment (Note 9) (*)					6,578				6,578		6,578
Ending balance, value at Dec. 31, 2020		60		(33,970)	(7,056)			949	(40,017)	92	(39,925)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year			(68,067)						(68,067)	54	(68,013)
Other comprehensive income/(loss) for the year								(1,134)	(1,134)		(1,134)
Total comprehensive income/ (loss) for the year		60	(68,067)	(33,970)	(7,056)			(185)	(109,218)	146	(109,072)
Change in net Parent investment (Note 9) (*)					55,154				55,154		55,154
Elimination of SEJO equity (former holding company) (*)		(60)				60
Incorporation of the new Parent at June 4, 2021 (Note 1)		30							30		30
Reclassification of net Parent investment (Note 9) (*)					7,056	(7,056)
Reclassification to other reserves (Note 9) (*)					(55,154)	55,154
SEJO contribution (Note 9)		29,970				(29,970)
DD3 contribution (Note 9)		15,122					106,920		122,042		122,042
Ending balance, value at Dec. 31, 2021	[1]	45,122	(68,067)	(33,970)		18,188	106,920	(185)	68,008	146	68,154
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year			(46,382)						(46,382)	(1)	(46,383)
Other comprehensive income/(loss) for the year								(1,470)	(1,470)		(1,470)
Total comprehensive income/ (loss) for the year		45,122	(114,449)	(33,970)		18,188	106,920	(1,655)	20,156	145	20,301
Appropriation of result			68,067	(68,067)
Employee share-based compensation (Note 9)						3,369			3,369		3,369
Other movements (Note 9)						877			877		877
Ending balance, value at Dec. 31, 2022		€ 45,122	€ (46,382)	€ (102,037)		€ 22,434	€ 106,920	€ (1,655)	€ 24,402	€ 145	€ 24,547

[1]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, the Group capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves